Cover	Jun. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2025
Entity File Number	001-36589
Entity Registrant Name	WILHELMINA INTERNATIONAL, INC.
Entity Central Index Key	0001013706
Entity Tax Identification Number	74-2781950
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5420 LBJ Freeway
Entity Address, Address Line Two	Lockbox #25
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	(214)
Local Phone Number	661-7488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false